ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

August 13, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated July 26, 2019, to the Prospectus dated March 31, 2019, with respect to the ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF and ALPS Emerging Sector Dividend Dogs ETF, each a series of the Trust (the “Funds”). The purpose of this filing is to submit the 497(e) filing dated July 26, 2019 in XBRL for the Funds.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0769.

Sincerely,

/s/ Sharon Akselrod

Sharon Akselrod

Assistant Secretary